Segmented Information (Details) - Schedule of Segment Information for Operating Results - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	$ 208,129	$ 217,923
Costs of mine operations	(137,346)	(133,622)
Income from mine operations	70,783	84,301
Operating expenses	(16,825)	(21,736)
Impairment of mineral rights and properties	(20,211)
Finance items, net	1,396	(5,493)
Income tax expenses	(14,043)	(13,788)
Net income (loss)	21,100	43,284
Equity holders of the Company	20,608	30,634
Non-controlling interests	492	12,650
Mining Henan Luoning [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	174,868	176,751
Costs of mine operations	(112,092)	(106,706)
Income from mine operations	62,776	70,045
Operating expenses	(2,540)	(1,367)
Impairment of mineral rights and properties
Finance items, net	2,526	2,862
Income tax expenses	(9,699)	(12,612)
Net income (loss)	53,063	58,928
Equity holders of the Company	41,600	46,099
Non-controlling interests	11,463	12,829
Mining Guangdong [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue	33,261	41,172
Costs of mine operations	(24,831)	(26,345)
Income from mine operations	8,430	14,827
Operating expenses	(223)	59
Impairment of mineral rights and properties
Finance items, net	423	374
Income tax expenses	(617)	364
Net income (loss)	8,013	15,624
Equity holders of the Company	7,935	15,470
Non-controlling interests	78	154
Mining Other [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations	(423)	(571)
Income from mine operations	(423)	(571)
Operating expenses	(77)	3
Impairment of mineral rights and properties	(20,211)
Finance items, net	(29)	(34)
Income tax expenses	62	(112)
Net income (loss)	(20,678)	(714)
Equity holders of the Company	(9,948)	(423)
Non-controlling interests	(10,730)	(291)
Administrative Beijing [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating expenses	(1,832)	(2,109)
Impairment of mineral rights and properties
Finance items, net	271	255
Income tax expenses
Net income (loss)	(1,561)	(1,854)
Equity holders of the Company	(1,561)	(1,854)
Non-controlling interests	(319)
Administrative Vancouver [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Revenue
Costs of mine operations
Income from mine operations
Operating expenses	(12,153)	(18,322)
Impairment of mineral rights and properties
Finance items, net	(1,795)	(8,950)
Income tax expenses	(3,789)	(1,428)
Net income (loss)	(17,737)	(28,700)
Equity holders of the Company	$ (17,418)	(28,658)
Non-controlling interests		$ (42)